UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2016

Date of reporting period:	4/30/2016

Item 1. Schedule of Investments

Prudential Global Short Duration High Yield Fund, Inc.

Schedule of Investments

as of April 30, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 138.8%
BANK LOANS(a) — 9.4%
Building Materials & Construction — 0.5%
Materis CHRYSO SA (France)	4.750%	08/13/21	EUR	3,000	$3,347,855

Cable & Satellite — 0.2%
CSC Holdings LLC	3.131%	04/17/20		1,492	1,490,929

Capital Goods — 0.2%
Neff Rental LLC(b)	7.250%	06/09/21		1,046	973,183

Chemicals — 0.8%
Axalta Coating Systems (US Holdings), Inc.	3.750%	02/01/20		848	846,308
MacDermid, Inc.	5.500%	06/07/20		4,452	4,362,014

					5,208,322

Education Services — 0.3%
Laureate Education, Inc.	5.000%	06/16/18		2,418	2,236,597

Foods — 1.1%
Agrokor DD Spv2 (Croatia), PIK	9.500%	06/04/18	EUR	4,700	5,067,827
Albertson’s LLC	5.500%	03/21/19		1,346	1,347,562
Jacobs Douwe Egberts (Netherlands)	4.250%	07/02/22	EUR	1,009	1,161,756

					7,577,145

Gaming — 1.0%
Gala Group Finance PLC (United Kingdom)	5.009%	05/25/18	GBP	4,000	5,832,446
Golden Nugget, Inc.	5.500%	11/21/19		987	987,319

					6,819,765

Healthcare & Pharmaceuticals — 0.2%
Kinetic Concepts, Inc.	4.500%	05/04/18		1,250	1,248,438

Home Construction — 0.2%
Beazer Homes USA, Inc.	0.635%	03/11/18		1,000	990,000

Industrial — 0.5%
Verisure Holding AB (Sweden)	5.250%	10/21/22	EUR	3,000	3,450,910

Media & Entertainment — 1.0%
Infinitas Learning BV (Netherlands)	5.500%	02/03/23	EUR	6,000	6,855,309

Non-Captive Finance — 0.2%
Scout24 AG (Germany)	3.750%	02/12/21	EUR	909	1,041,070

Other Industry — 0.7%
Webhelp (France)	4.248%	01/31/23	EUR	4,000	4,576,952

Packaging — 0.8%
Jost World GmbH (Germany)	5.000%	12/21/22	EUR	5,000	5,650,134

Retail — 0.5%
Euro Garages (United Kingdom)	5.000%	01/30/23	GBP	2,500	3,636,450

Technology — 0.7%
BMC Software Finance, Inc.	5.000%	09/10/20		3,998	3,445,563
First Data Corp.	4.439%	03/24/21		1,340	1,342,177

					4,787,740

Telecommunications — 0.5%
Communications Sales & Leasing, Inc.	5.000%	10/24/22		3,077	3,013,932

TOTAL BANK LOANS (cost $64,875,419)					62,904,731

CORPORATE BONDS — 84.0%
Airlines — 1.6%
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates(c)	6.125%	04/29/18	10,280	10,794,000

Auto Parts & Equipment — 0.7%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%	02/15/19	1,000	1,027,500
American Axle & Manufacturing, Inc., Gtd. Notes(c)	7.750%	11/15/19	3,422	3,815,530

				4,843,030

Building Materials — 2.4%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $800,000; purchased 02/18/16)(d)(e)	5.125%	02/15/21	800	832,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	8.500%	04/15/22	2,100	2,226,000
US Concrete, Inc., Sr. Sec’d. Notes(c)	8.500%	12/01/18	8,200	8,528,000
USG Corp., Sr. Unsec’d. Notes(c)	9.750%	01/15/18	3,750	4,209,375

				15,795,375

Chemicals — 4.0%
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(c)	7.375%	05/01/21	14,123	14,935,072
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	1,400	1,393,000
Hexion US Finance Corp., Sr. Sec’d. Notes(c)	8.875%	02/01/18	1,755	1,360,125
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A(c)	6.500%	04/15/21	1,990	2,009,900
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,120,000; purchased 07/28/14)(c)(d)(e)	7.500%	02/15/19	6,000	4,755,000
W.R. Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	2,200	2,303,400

				26,756,497

Commercial Services — 3.9%
Hertz Corp. (The), Gtd. Notes(c)	4.250%	04/01/18	3,125	3,156,250
Hertz Corp. (The), Gtd. Notes(c)	6.750%	04/15/19	3,000	3,053,190
Hertz Corp. (The), Gtd. Notes(c)	7.500%	10/15/18	3,069	3,120,436
Laureate Education, Inc., Gtd. Notes, 144A(c)(d)	10.000%	09/01/19	3,900	3,529,500
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(c)	7.000%	05/15/18	6,950	6,950,000
Service Corp. International, Sr. Unsec’d. Notes(c)	7.625%	10/01/18	5,850	6,566,625

				26,376,001

Computers — 1.0%
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A(c)	5.625%	10/15/20	6,450	6,788,625

Diversified Financial Services — 3.8%
CoreLogic, Inc., Gtd. Notes(c)	7.250%	06/01/21	5,350	5,562,395
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	8.875%	09/01/17	7,500	8,071,875
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A(c)	6.875%	03/15/20	1,275	1,166,625
Navient Corp., Sr. Unsec’d. Notes, MTN(c)	8.450%	06/15/18	5,675	6,072,250
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(c)	6.750%	12/15/19	4,875	4,984,687

				25,857,832

Electric — 5.5%
AES Corp. (The), Sr. Unsec’d. Notes(c)	7.375%	07/01/21	1,525	1,749,938
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16	99	100,980

DPL, Inc., Sr. Unsec’d. Notes(c)	6.750%	10/01/19	4,648	4,775,820
DPL, Inc., Sr. Unsec’d. Notes(c)	7.250%	10/15/21	2,825	2,994,189
Dynegy, Inc., Gtd. Notes(c)	6.750%	11/01/19	10,050	10,135,425
GenOn Energy, Inc., Sr. Unsec’d. Notes(c)	7.875%	06/15/17	1,750	1,513,750
GenOn Energy, Inc., Sr. Unsec’d. Notes(c)	9.500%	10/15/18	3,375	2,615,625
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	650	455,000
Mirant Mid Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates(c)	9.125%	06/30/17	2,670	2,563,346
NRG Energy, Inc., Gtd. Notes(c)	7.625%	01/15/18	5,734	6,135,380
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	675	701,730
NRG Energy, Inc., Gtd. Notes(c)	8.250%	09/01/20	2,750	2,846,250
NRG REMA LLC, Series B, Pass-Through Certificates(b)(c)(d)	9.237%	07/02/17	434	425,284

				37,012,717

Electrical Components & Equipment — 0.2%
Anixter, Inc., Gtd. Notes(c)	5.625%	05/01/19	1,000	1,060,000

Entertainment — 7.9%
CCM Merger, Inc., Gtd. Notes, 144A (original cost $3,972,708; purchased 05/21/14-12/09/15)(c)(d)(e)	9.125%	05/01/19	3,725	3,883,312
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(c)	5.250%	03/15/21	4,175	4,352,521
Churchill Downs, Inc., Gtd. Notes(c)	5.375%	12/15/21	2,477	2,545,117
Churchill Downs, Inc., Gtd. Notes, 144A	5.375%	12/15/21	1,600	1,644,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.375%	11/01/18	1,120	1,153,600
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	04/15/21	1,625	1,661,562
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.875%	11/01/20	4,650	4,905,750
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A(c)(d)	8.875%	03/15/19	2,450	2,535,750
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	1,000	1,042,500
Isle of Capri Casinos, Inc., Gtd. Notes(c)	8.875%	06/15/20	7,775	8,173,469
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,741,313; purchased 07/30/13-08/25/15)(c)(d)(e)	5.000%	08/01/18	4,650	4,719,750
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	675	707,063
National CineMedia LLC, Sr. Unsec’d. Notes(c)	7.875%	07/15/21	2,500	2,606,250
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	475	485,688
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%	05/15/20	6,750	6,962,625
Scientific Games Corp., Gtd. Notes(c)	8.125%	09/15/18	5,650	5,438,125

				52,817,082

Environmental Control — 0.4%
Clean Harbors, Inc., Gtd. Notes(c)	5.250%	08/01/20	950	977,313
Clean Harbors, Inc., Gtd. Notes, 144A(c)	5.125%	06/01/21	1,800	1,813,500

				2,790,813

Food — 1.2%
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(c)	9.000%	11/01/19	3,750	3,975,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes(c)	7.750%	07/01/17	1,507	1,601,188
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	1,500	1,563,750
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	900	792,000

				7,931,938

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(c)	6.500%	05/20/21	1,700	1,746,750

Healthcare-Products — 0.8%
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.500%	11/01/18	2,000	2,021,300
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%	04/15/20	3,325	3,192,000

				5,213,300

Healthcare-Services — 6.4%
Centene Escrow Corp., Sr. Unsec’d. Notes, 144A(c)	5.625%	02/15/21	2,875	3,025,937
CHS/Community Health Systems, Inc., Gtd. Notes(c)	8.000%	11/15/19	11,258	11,328,362
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	1,000	1,086,500
HCA, Inc., Gtd. Notes(c)	8.000%	10/01/18	2,050	2,319,063
HCA, Inc., Sr. Sec’d. Notes(c)	3.750%	03/15/19	1,300	1,335,750
HCA, Inc., Sr. Sec’d. Notes(c)	6.500%	02/15/20	2,000	2,215,000
Kindred Healthcare, Inc., Gtd. Notes(c)	8.000%	01/15/20	4,325	4,307,700
Select Medical Corp., Gtd. Notes(c)	6.375%	06/01/21	2,000	1,897,500
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	1,450	1,450,000
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	6.250%	11/01/18	2,626	2,809,820
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	5.000%	03/01/19	8,675	8,588,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	1,100	1,105,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	1,250	1,287,500

				42,756,882

Holding Companies - Diversified — 0.3%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,100,000; purchased 06/26/14)(c)(d)(e)	7.500%	08/15/19	2,100	2,031,750

Home Builders — 7.0%
Beazer Homes USA, Inc., Gtd. Notes(c)	5.750%	06/15/19	4,875	4,521,562
Beazer Homes USA, Inc., Sr. Sec’d. Notes(c)	6.625%	04/15/18	8,250	8,415,000
CalAtlantic Group, Inc., Gtd. Notes(c)	8.375%	05/15/18	7,750	8,602,500
KB Home, Gtd. Notes(c)	4.750%	05/15/19	3,950	3,969,750
KB Home, Gtd. Notes(c)	7.250%	06/15/18	3,500	3,736,250
Lennar Corp., Gtd. Notes(c)	4.500%	06/15/19	3,125	3,232,422
Lennar Corp., Gtd. Notes(c)	4.500%	11/15/19	5,000	5,190,625
M/I Homes, Inc., Gtd. Notes(c)	6.750%	01/15/21	2,500	2,500,000
WCI Communities, Inc., Gtd. Notes(c)	6.875%	08/15/21	5,045	5,057,612
William Lyon Homes, Inc., Gtd. Notes(c)	8.500%	11/15/20	2,125	2,204,688

				47,430,409

Internet — 1.5%
Ancestry.com, Inc., Gtd. Notes(c)	11.000%	12/15/20	5,000	5,450,000
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20	4,521	4,820,516

				10,270,516

Iron/Steel — 0.1%
AK Steel Corp., Sr. Sec’d. Notes(c)	8.750%	12/01/18	821	847,683

Leisure Time — 1.0%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625%	11/15/20	2,100	2,134,125
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%	11/15/19	1,600	1,644,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	1,650	1,782,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,411,875; purchased 04/19/16)(d)(e)	8.500%	10/15/22	1,500	1,410,000

				6,970,125

Lodging — 4.5%
Boyd Gaming Corp., Gtd. Notes(c)	9.000%	07/01/20	6,208	6,551,420
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	1,000	1,037,500

MGM Resorts International, Gtd. Notes	6.625%	12/15/21	500	532,500
MGM Resorts International, Gtd. Notes(c)	7.625%	01/15/17	6,889	7,147,338
MGM Resorts International, Gtd. Notes(c)	8.625%	02/01/19	7,500	8,531,250
Station Casinos LLC, Gtd. Notes(c)	7.500%	03/01/21	4,750	5,033,233
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,746,000; purchased 03/14/16)(d)(e)	6.375%	06/01/21	1,800	1,764,000

				30,597,241

Machinery-Construction & Mining — 0.4%
Terex Corp., Gtd. Notes	6.500%	04/01/20	2,750	2,751,375

Machinery-Diversified — 1.6%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes(c)	7.875%	12/01/17	2,000	2,130,000
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $3,729,625; purchased 03/21/14-02/26/16)(c)(d)(e)	8.750%	12/15/19	3,725	3,650,500
CNH Industrial Capital LLC, Gtd. Notes(c)	4.375%	11/06/20	2,775	2,757,657
SPX FLOW, Inc., Gtd. Notes(c)	6.875%	09/01/17	1,855	1,917,606

				10,455,763

Media — 5.4%
Cablevision Systems Corp., Sr. Unsec’d. Notes(c)	7.750%	04/15/18	1,465	1,534,588
Cablevision Systems Corp., Sr. Unsec’d. Notes(c)	8.625%	09/15/17	7,381	7,823,860
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19	1,734	1,764,865
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.375%	06/01/20	1,000	1,037,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	830	782,275
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(c)	6.375%	09/15/20	6,610	6,767,186
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	260	227,500
DISH DBS Corp., Gtd. Notes(c)	4.250%	04/01/18	2,355	2,402,100
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	2,675	2,695,062
DISH DBS Corp., Gtd. Notes(c)	7.875%	09/01/19	1,900	2,094,750
Entercom Radio LLC, Gtd. Notes(c)	10.500%	12/01/19	5,000	5,250,000
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.250%	08/01/21	300	309,750
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	775	804,063
Univision Communications, Inc., Gtd. Notes, 144A (original cost $2,231,338; purchased 08/26/15-09/09/15)(c)(d)(e)	8.500%	05/15/21	2,130	2,223,187
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $850,000; purchased 04/29/16)(d)(e)	6.750%	09/15/22	800	848,000

				36,564,186

Mining — 0.7%
Alcoa, Inc., Sr. Unsec’d. Notes(c)	6.750%	07/15/18	2,700	2,915,217
Freeport-McMoran, Inc., Gtd. Notes	2.300%	11/14/17	1,850	1,789,875

				4,705,092

Miscellaneous Manufacturing — 0.8%
Koppers, Inc., Gtd. Notes(c)	7.875%	12/01/19	5,575	5,665,594

Oil & Gas — 1.4%
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(c)	10.750%	02/15/20	2,550	2,502,187
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(c)	5.500%	08/01/20	1,050	1,050,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(c)	6.250%	04/15/21	3,300	3,341,250

Western Refining, Inc., Gtd. Notes	6.250%	04/01/21		1,172	1,084,100
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	7.500%	08/01/20		1,825	1,738,313

					9,715,850

Oil & Gas Services — 0.1%
PHI, Inc., Gtd. Notes	5.250%	03/15/19		425	391,799
SESI LLC, Gtd. Notes	6.375%	05/01/19		475	443,033

					834,832

Packaging & Containers — 4.0%
AEP Industries, Inc., Sr. Unsec’d. Notes(c)	8.250%	04/15/19		6,110	6,216,925
Ball Corp., Gtd. Notes	3.500%	12/15/20	EUR	1,050	1,292,482
Beverage Packaging Holdings Luxembourg II SA (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17		1,875	1,870,312
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19		1,500	1,440,000
Greif, Inc., Sr. Unsec’d. Notes(c)	6.750%	02/01/17		865	890,950
Greif, Inc., Sr. Unsec’d. Notes(c)	7.750%	08/01/19		6,550	7,352,375
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(c)	9.500%	08/15/19		3,600	3,294,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,974,219; purchased 11/04/15-02/09/16)(c)(d)(e)	6.500%	10/01/21		3,025	3,070,375
Sealed Air Corp., Gtd. Notes, 144A(c)	6.500%	12/01/20		1,260	1,428,525

					26,855,944

Pharmaceuticals — 1.8%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19		1,413	1,423,598
NBTY, Inc., Sr. Unsec’d. Notes, 144A	7.625%	05/15/21		3,350	3,425,375
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.375%	03/15/20		5,375	4,760,234
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	6.375%	10/15/20		2,390	2,165,937

					11,775,144

Pipelines — 0.4%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,842,188; purchased 01/10/13-02/22/13)(c)(d)(e)	6.000%	01/15/19		2,850	2,907,000

Real Estate — 0.3%
Realogy Group LLC /Realogy Co-issuer Corp., Gtd. Notes, 144A(c)	5.250%	12/01/21		1,725	1,802,625

Real Estate Investment Trusts (REITs) — 0.5%
DuPont Fabros Technology LP, Gtd. Notes(c)	5.875%	09/15/21		1,680	1,764,000
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(c)	6.375%	02/15/22		1,475	1,548,750

					3,312,750

Retail — 2.7%
Dollar Tree, Inc., Gtd. Notes, 144A	5.250%	03/01/20		850	882,938
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(c)	8.625%	06/15/20		1,550	1,515,125
GameStop Corp., Gtd. Notes, 144A(c)	6.750%	03/15/21		2,300	2,266,075
L Brands, Inc., Gtd. Notes(c)	8.500%	06/15/19		1,150	1,357,000
Landry’s, Inc., Gtd. Notes, 144A (original cost $9,584,736; purchased 11/20/14-12/08/15)(c)(d)(e)	9.375%	05/01/20		8,925	9,382,406
Yum! Brands, Inc., Sr. Unsec’d. Notes(c)	3.875%	11/01/20		2,500	2,493,750

					17,897,294

Semiconductors — 1.6%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	5.000%	05/15/21	1,765	1,835,600
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	8,650	9,169,000

				11,004,600

Software — 2.4%
Emdeon, Inc., Gtd. Notes(c)	11.000%	12/31/19	8,700	9,260,063
First Data Corp., Sr. Sec’d. Notes, 144A(c)	6.750%	11/01/20	3,020	3,171,000
Infor US, Inc., Sr. Sec’d. Notes, 144A (original cost $3,532,443; purchased 08/11/15-02/03/16)(c)(d)(e)	5.750%	08/15/20	3,552	3,742,920

				16,173,983

Telecommunications — 4.9%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(c)	14.750%	12/01/16	2,500	2,668,750
CommScope Holding Co., Inc., Sr. Sec’d. Notes, 144A(c)	4.375%	06/15/20	3,475	3,587,938
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(c)	6.625%	06/01/20	6,355	6,561,537
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	8.125%	10/01/18	1,500	1,616,250
Level 3 Financing, Inc., Gtd. Notes(c)	6.125%	01/15/21	2,190	2,294,025
Qwest Capital Funding, Inc., Gtd. Notes(c)	6.500%	11/15/18	4,000	4,150,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(c)	8.375%	08/15/17	5,850	5,967,000
T-Mobile USA, Inc., Gtd. Notes(c)	6.542%	04/28/20	1,375	1,417,969
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20	1,000	1,035,000
Windstream Services LLC, Gtd. Notes(c)	7.875%	11/01/17	3,750	3,931,312

				33,229,781

Transportation — 0.5%
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(c)	7.875%	09/01/19	3,050	3,191,063

TOTAL CORPORATE BONDS (cost $569,232,705)				565,531,442

FOREIGN BONDS — 45.4%
Argentina — 0.6%
YPF SA, Sr. Unsec’d. Notes, RegS	8.875%	12/19/18	400	429,380
YPF SA, Sr. Unsec’d. Notes, 144A	8.875%	12/19/18	3,330	3,574,588

				4,003,968

Australia — 0.4%
Bluescope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Gtd. Notes, 144A	6.500%	05/15/21	2,435	2,483,700

Barbados — 0.4%
Columbus International, Inc., Gtd. Notes, RegS (original cost $1,075,000; purchased 06/11/15)(d)(e)	7.375%	03/30/21	1,000	1,062,200
Columbus International, Inc., Gtd. Notes, 144A (original cost $1,899,500; purchased 08/03/15-08/26/15)(d)(e)	7.375%	03/30/21	1,800	1,911,960

				2,974,160

Brazil — 2.6%
Bertin SA/Bertin Finance Ltd., Gtd. Notes, RegS(c)	10.250%	10/05/16	6,000	6,141,600
Bertin SA/Bertin Finance Ltd., Gtd. Notes, 144A(c)	10.250%	10/05/16	1,980	2,026,728
JBS SA, Sr. Unsec’d. Notes, RegS	10.500%	08/04/16	340	345,525
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $1,068,500; purchased 06/10/15)(d)(e)	8.250%	02/01/20	1,000	1,042,500
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%	02/10/22	3,325	3,487,094
Petrobras Global Finance BV, Gtd. Notes(c)	2.000%	05/20/16	1,500	1,498,800
Petrobras Global Finance BV, Gtd. Notes	3.250%	03/17/17	1,000	985,500
Petrobras Global Finance BV, Gtd. Notes	6.125%	10/06/16	2,000	2,020,000

				17,547,747

Canada — 4.9%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(c)	4.750%		04/15/19		1,525	1,418,250
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(c)	7.500%		03/15/18		2,684	2,734,325
Brookfield Residential Properties, Inc., Gtd. Notes, 144A(c)	6.500%		12/15/20		3,025	2,964,500
Cogeco Communications, Inc., Gtd. Notes, 144A	4.875%		05/01/20		500	513,125
Cott Beverages, Inc., Gtd. Notes(c)	6.750%		01/01/20		3,850	4,032,875
Kissner Milling Co., Ltd., Sr. Sec’d. Notes, 144A (original cost $1,510,000; purchased 05/15/14)(c)(d)(e)	7.250%		06/01/19		1,510	1,487,350
Lundin Mining Corp., Sr. Sec’d. Notes, 144A(c)	7.500%		11/01/20		3,875	3,913,750
Mercer International, Inc., Gtd. Notes	7.000%		12/01/19		1,898	1,916,980
Teck Resources Ltd., Gtd. Notes(c)	3.150%		01/15/17		2,675	2,648,250
Teck Resources Ltd., Gtd. Notes	3.850%		08/15/17		2,900	2,838,375
Telesat Canada/Telesat LLC, Gtd. Notes, 144A(c)	6.000%		05/15/17		7,740	7,730,712
Tembec Industries, Inc., Sr. Sec’d. Notes, 144A(c)	9.000%		12/15/19		1,250	900,000

						33,098,492

Colombia — 0.1%
Pacific Exploration & Production Corp., Gtd. Notes, 144A (original cost $4,502,500; purchased 01/02/13-09/17/14)(d)(e)(g)	7.250%		12/12/21		4,000	600,000

France — 3.5%
Cerba European Lab SAS, Sr. Sec’d. Notes, RegS	7.000%		02/01/20	EUR	1,700	2,014,725
Dry Mix Solutions Investissements SAS, Sr. Sec’d. Notes, RegS	4.025	%(a)	06/15/21	EUR	500	561,077
Dry Mix Solutions Investissements SAS, Sr. Sec’d. Notes, 144A(c)	4.025	%(a)	06/15/21	EUR	3,500	3,927,541
Holding Medi-Partenaires SAS, Sr. Sec’d. Notes, RegS(c)	7.000%		05/15/20	EUR	3,000	3,604,349
Loxam SAS, Sr. Sub. Notes, RegS	7.375%		01/24/20	EUR	1,600	1,932,854
Numericable Group SA, Sr. Sec’d. Notes, 144A	4.875%		05/15/19		5,470	5,672,390
Picard Groupe SA, Sr. Sec’d. Notes, 144A	4.250	%(a)	08/01/19	EUR	825	944,671
Rexel SA, Sr. Unsec’d. Notes, RegS	5.125%		06/15/20	EUR	1,000	1,190,858
Rexel SA, Sr. Unsec’d. Notes, 144A	5.250%		06/15/20		450	464,625
THOM Europe SAS, Sr. Sec’d. Notes, 144A(c)	7.375%		07/15/19	EUR	2,500	3,044,560

						23,357,650

Germany — 4.5%
BMBG Bond Finance SCA, Sr. Sec’d. Notes, 144A	4.751	%(a)	10/15/20	EUR	4,800	5,504,501
CeramTec Group GmbH, Gtd. Notes, RegS	8.250%		08/15/21	EUR	1,500	1,848,807
Galapagos SA, Sr. Sec’d. Notes, 144A	4.525	%(a)	06/15/21	EUR	5,000	5,451,473
Schaeffler Holding Finance BV, Gtd. Notes, 144A(c)	3.250%		05/15/19	EUR	2,000	2,318,738
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(c)	6.250%		11/15/19		1,450	1,511,625
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(c)	6.875%		08/15/18		6,150	6,334,500
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(c)	6.875%		08/15/18	EUR	1,900	2,246,313
Techem GmbH, Sr. Sec’d. Notes, MTN, RegS(c)	6.125%		10/01/19	EUR	3,000	3,595,417
Trionista TopCo GmbH, Gtd. Notes, RegS	6.875%		04/30/21	EUR	1,000	1,203,453
ZF North America Capital, Inc., Gtd. Notes, 144A	4.000%		04/29/20		225	235,125

						30,249,952

Indonesia — 0.2%
TBG Global Pte Ltd., Gtd. Notes, RegS	4.625%		04/03/18		500	505,650
TBG Global Pte Ltd., Gtd. Notes, 144A	4.625%		04/03/18		800	809,040

						1,314,690

Ireland — 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	6.250%		01/31/19		950	971,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	6.750%		01/31/21		1,950	1,954,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	9.125%		10/15/20		4,900	5,151,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	9.125%		10/15/20		250	263,125
Smurfit Kappa Acquisitions, Sr. Unsec’d. Notes, 144A	4.875%		09/15/18		4,038	4,229,805

						12,570,305

Italy — 2.4%
GCL Holdings SCA, Sec’d. Notes, RegS	9.375%		04/15/18	EUR	1,400	1,643,251
TeamSystem Holding SpA, Sr. Sec’d. Notes, RegS(c)	7.375%		05/15/20	EUR	3,200	3,801,585
Telecom Italia Capital SA, Gtd. Notes	6.999%		06/04/18		4,045	4,409,050
Telecom Italia SpA, Sr. Unsec’d. Notes, MTN	6.375%		06/24/19	GBP	1,000	1,620,134
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	3.751	%(a)	07/15/20	EUR	2,000	2,219,118
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	6.500%		04/30/20		2,600	2,613,000

						16,306,138

Luxembourg — 2.8%
Altice Financing SA, Sr. Sec’d. Notes, 144A	7.875%		12/15/19		1,700	1,770,890
ArcelorMittal, Sr. Unsec’d. Notes	5.500%		02/25/17		5,310	5,482,575
ArcelorMittal, Sr. Unsec’d. Notes	6.125%		06/01/18		1,025	1,062,802
ArcelorMittal, Sr. Unsec’d. Notes	10.850%		06/01/19		485	555,325
ConvaTec Finance International SA, Gtd. Notes, PIK, 144A	8.250%		01/15/19		1,275	1,278,188
ConvaTec Healthcare E SA, Gtd. Notes, RegS	10.875%		12/15/18	EUR	3,570	4,230,923
Intelsat Jackson Holdings SA, Gtd. Notes	7.250%		04/01/19		2,129	1,745,780
Intelsat Jackson Holdings SA, Gtd. Notes	7.250%		10/15/20		135	98,550
Magnolia BC SA, Sr. Sec’d. Notes, MTN, RegS	9.000%		08/01/20	EUR	1,400	1,705,188
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes, RegS	5.250%		06/15/21	EUR	1,000	1,162,231

						19,092,452

Mexico — 1.5%
Cemex Espana SA, Sr. Sec’d. Notes, RegS	9.875%		04/30/19		750	788,438
Cemex Finance LLC, Sr. Sec’d. Notes, RegS	9.375%		10/12/22		4,195	4,610,305
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	9.375%		10/12/22		2,600	2,857,400
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	6.500%		12/10/19		1,315	1,385,681
Sigma Alimentos SA, Gtd. Notes, RegS	5.625%		04/14/18		600	636,000

						10,277,824

Netherlands — 3.1%
Carlson Wagonlit BV, Sr. Sec’d. Notes, 144A (original cost $3,016,933; purchased 04/07/14)(d)(e)	7.500%		06/15/19	EUR	2,000	2,393,166
InterXion Holding NV, Sr. Sec’d. Notes, RegS(c)	6.000%		07/15/20	EUR	2,500	3,013,643
Lincoln Finance Ltd., Sr. Sec’d. Notes, 144A	6.875%		04/15/21	EUR	1,875	2,299,952
NXP BV/NXP Funding LLC, Gtd. Notes, 144A	3.750%		06/01/18		100	102,375
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(c)	4.125%		06/15/20		3,865	3,971,288
UPCB Finance V Ltd., Sr. Sec’d. Notes, 144A	7.250%		11/15/21		5,294	5,571,724
UPCB Finance VI Ltd., Sr. Sec’d. Notes, 144A	6.875%		01/15/22		3,600	3,807,000

						21,159,148

New Zealand — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%		08/15/19		1,450	1,498,937
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750%		10/15/20		959	994,963

						2,493,900

Norway — 0.7%
Lock AS, Sr. Sec’d. Notes, RegS	5.500	%(a)	08/15/20	EUR	500	571,096
Lock AS, Sr. Sec’d. Notes, RegS	7.000%		08/15/21	EUR	2,000	2,428,205
Silk Bidco AS, Sr. Sec’d. Notes, RegS	7.500%		02/01/22	EUR	1,700	2,000,126

						4,999,427

Peru — 0.3%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS	1.389	%(f)	05/31/18		2,152	2,076,751

Poland — 0.4%
Play Finance 2 SA, Sr. Sec’d. Notes, RegS	5.250%		02/01/19	EUR	2,550	2,997,503

Russia — 3.0%
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, 144A	4.625%		10/15/18	EUR	1,500	1,799,169
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, MTN, RegS	3.755%		03/15/17	EUR	2,000	2,329,272
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, MTN, RegS	6.212%		11/22/16		1,000	1,021,876
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, RegS	9.250%		04/23/19		815	935,160
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, MTN, 144A	8.146%		04/11/18		2,000	2,179,840
Lukoil International Finance BV, Gtd. Notes, RegS	3.416%		04/24/18		1,950	1,947,083
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	3.500%		01/16/19		1,400	1,415,610
Sberbank of Russia Via SB Capital SA, Sr. Unsec’d. Notes, MTN, RegS	5.400%		03/24/17		1,000	1,024,960
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, MTN, RegS	4.450%		03/19/18		1,500	1,524,273
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, RegS	9.125%		04/30/18		2,175	2,381,625
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		2,200	2,409,000
VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, RegS	6.000%		04/12/17		1,000	1,027,292

						19,995,160

Spain — 1.6%
Gestamp Funding Luxembourg SA, Sr. Sec’d. Notes, RegS	5.625%		05/31/20		1,000	1,025,000
Gestamp Funding Luxembourg SA, Sr. Sec’d. Notes, 144A	5.625%		05/31/20		2,000	2,050,000
Grupo Antolin Dutch BV, Sr. Sec’d. Notes, RegS(c)	4.750%		04/01/21	EUR	3,000	3,564,844
NH Hotel Group SA, Sr. Sec’d. Notes, RegS(c)	6.875%		11/15/19	EUR	3,000	3,779,371

						10,419,215

Sweden — 0.1%
Verisure Holding AB, Sr. Sec’d. Notes, 144A	6.000%		11/01/22	EUR	500	613,578

United Kingdom — 10.0%
Alliance Automotive Finance PLC, Sr. Sec’d. Notes, RegS	6.250%		12/01/21	EUR	400	490,523

Anglian Water Osprey Financing PLC, Sr. Sec’d. Notes, MTN, RegS	7.000%		01/31/18	GBP	2,000	3,163,401
Bakkavor Finance 2 PLC, Sr. Sec’d. Notes, RegS	8.750%		06/15/20	GBP	2,000	3,132,717
Fiat Chrysler Automobiles NV, Sr. Unsec’d. Notes(c)	4.500%		04/15/20		1,275	1,303,050
Gala Group Finance PLC, Sr. Sec’d. Notes, RegS	8.875%		09/01/18	GBP	368	554,353
Grainger PLC, Sr. Sec’d. Notes, RegS	5.000%		12/16/20	GBP	4,565	6,944,824
Heathrow Finance PLC, Sr. Sec’d. Notes, MTN, RegS	5.375%		09/01/19	GBP	700	1,104,074
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A	4.838	%(a)	07/15/20	GBP	1,074	1,361,351
IDH Finance PLC, Sr. Sec’d. Notes, 144A(c)(d)	5.588	%(a)	12/01/18	GBP	1,700	2,434,285
Innovia Group Finance PLC, Sr. Sec’d. Notes, 144A(c)	4.775	%(a)	03/31/20	EUR	2,000	2,280,951
Interoute Finco PLC, Sr. Sec’d. Notes, 144A(c)	7.375%		10/15/20	EUR	1,275	1,583,165
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A(c)	4.250%		11/15/19		1,850	1,910,125
Jerrold Finco PLC, Sr. Sec’d. Notes, MTN, RegS	9.750%		09/15/18	GBP	1,400	2,178,582
Jerrold Finco PLC, Sr. Sec’d. Notes, MTN, 144A	9.750%		09/15/18	GBP	2,000	3,112,261
Kelda Finance No 3 PLC, Sr. Sec’d. Notes, RegS(c)	5.750%		02/17/20	GBP	1,370	2,121,890
Melton Renewable Energy UK PLC, Sr. Sec’d. Notes, RegS	6.750%		02/01/20	GBP	2,700	3,977,666
Pizzaexpress Financing 2 PLC, Sr. Sec’d. Notes, RegS	6.625%		08/01/21	GBP	1,500	2,222,474
R&R Ice Cream PLC, Sr. Sec’d. Notes, RegS	5.500%		05/15/20	GBP	2,500	3,744,210
Sable International Finance Ltd., Sr. Sec’d. Notes, 144A	8.750%		02/01/20		5,000	5,225,000
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A(c)	5.750%		04/15/19	GBP	3,000	4,387,849
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500%		01/15/21	GBP	1,500	2,323,237
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, RegS	6.000%		04/15/21	GBP	1,130	1,716,106
Viridian Group FundCo II Ltd., Sr. Sec’d. Notes, RegS	7.500%		03/01/20	EUR	2,750	3,345,709
Voyage Care Bondco PLC, Sr. Sec’d. Notes, RegS	6.500%		08/01/18	GBP	2,030	2,915,721
William Hill PLC, Gtd. Notes, RegS	4.250%		06/05/20	GBP	2,500	3,725,946

						67,259,470

TOTAL FOREIGN BONDS (cost $317,438,473)						305,891,230

TOTAL LONG-TERM INVESTMENTS (cost $951,546,597)						934,327,403

SHORT-TERM INVESTMENT — 0.4%

				Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,941,345)(h)					2,941,345	2,941,345

TOTAL INVESTMENTS — 139.2% (cost $954,487,942)(i)						937,268,748
Liabilities in excess of other assets(j) — (39.2)%						(264,020,885)

NET ASSETS — 100.0%						$673,247,863

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
EUR	Euro
GBP	British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,398,467 and 0.2% of net assets.
(c)	Represents security, or portion thereof, with an aggregate value of $560,837,712 segregated as collateral for amount of $275,000,000 borrowed and outstanding as of April 30, 2016.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $59,708,878. The aggregate value of $53,717,376 is approximately 8.0% of net assets.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Represents issuer in default on interest payments and/or principal repayment, non-income producing security.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(i)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$969,813,676

Appreciation	8,827,246
Depreciation	(41,372,174)

Net Unrealized Depreciation	$(32,544,928)

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 05/03/16	Goldman Sachs & Co.	GBP	21,505	$31,363,806	$31,423,072	$59,266
Expiring 05/03/16	JPMorgan Chase	GBP	21,505	31,363,806	31,423,072	59,266
Expiring 06/02/16	Morgan Stanley	GBP	654	955,628	955,954	326
Euro,
Expiring 05/03/16	Bank of America	EUR	14,728	16,656,267	16,866,244	209,977
Expiring 05/03/16	Barclays Capital Group	EUR	14,728	16,655,191	16,866,244	211,053
Expiring 05/03/16	Citigroup Global Markets	EUR	14,728	16,656,340	16,866,244	209,904
Expiring 05/03/16	Deutsche Bank AG	EUR	14,728	16,656,443	16,866,244	209,801
Expiring 05/03/16	JPMorgan Chase	EUR	14,728	16,656,119	16,866,244	210,125
Expiring 05/03/16	JPMorgan Chase	EUR	6,001	6,800,676	6,872,450	71,774
Expiring 05/03/16	JPMorgan Chase	EUR	2,544	2,894,069	2,913,257	19,188
Expiring 05/03/16	Morgan Stanley	EUR	14,728	16,656,370	16,866,244	209,874
Expiring 05/03/16	UBS AG	EUR	14,728	16,655,825	16,866,244	210,419
Expiring 06/02/16	Citigroup Global Markets	EUR	200	228,873	229,237	364

				$190,199,413	$191,880,750	$1,681,337

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 05/03/16	Goldman Sachs & Co.	GBP	21,505	$30,679,072	$31,423,072	$(744,000)
Expiring 05/03/16	JPMorgan Chase	GBP	21,505	30,680,555	31,423,072	(742,517)
Expiring 06/02/16	Barclays Capital Group	GBP	781	1,144,671	1,141,759	2,912
Expiring 06/02/16	Goldman Sachs & Co.	GBP	21,505	31,365,956	31,425,505	(59,549)
Expiring 06/02/16	JPMorgan Chase	GBP	21,505	31,365,848	31,425,505	(59,657)
Euro,
Expiring 05/03/16	Bank of America	EUR	15,751	17,633,227	18,036,862	(403,635)
Expiring 05/03/16	Barclays Capital Group	EUR	15,751	17,633,699	18,036,862	(403,163)
Expiring 05/03/16	Barclays Capital Group	EUR	1,390	1,584,986	1,591,377	(6,391)
Expiring 05/03/16	Citigroup Global Markets	EUR	15,751	17,635,968	18,036,862	(400,894)
Expiring 05/03/16	Deutsche Bank AG	EUR	15,751	17,632,991	18,036,862	(403,871)
Expiring 05/03/16	JPMorgan Chase	EUR	15,751	17,636,062	18,036,862	(400,800)
Expiring 05/03/16	Morgan Stanley	EUR	15,751	17,632,991	18,036,862	(403,871)
Expiring 05/03/16	UBS AG	EUR	15,751	17,633,511	18,036,862	(403,351)
Expiring 06/02/16	Bank of America	EUR	14,728	16,670,848	16,881,420	(210,572)
Expiring 06/02/16	Barclays Capital Group	EUR	14,728	16,669,846	16,881,420	(211,574)
Expiring 06/02/16	Barclays Capital Group	EUR	881	1,010,004	1,009,845	159
Expiring 06/02/16	Citigroup Global Markets	EUR	14,728	16,671,437	16,881,420	(209,983)
Expiring 06/02/16	Deutsche Bank AG	EUR	14,728	16,671,319	16,881,420	(210,101)
Expiring 06/02/16	JPMorgan Chase	EUR	14,728	16,670,995	16,881,420	(210,425)
Expiring 06/02/16	Morgan Stanley	EUR	14,728	16,670,995	16,881,420	(210,425)
Expiring 06/02/16	UBS AG	EUR	14,728	16,670,921	16,881,420	(210,499)

				$367,965,902	$373,868,109	$(5,902,207)

						$(4,220,870)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$61,931,548	$973,183
Corporate Bonds	—	565,106,158	425,284
Foreign Bonds
Argentina	—	4,003,968	—
Australia	—	2,483,700	—
Barbados	—	2,974,160	—
Brazil	—	17,547,747	—
Canada	—	33,098,492	—
Colombia	—	600,000	—
France	—	23,357,650	—
Germany	—	30,249,952	—
Indonesia	—	1,314,690	—

Ireland	—	12,570,305	—
Italy	—	16,306,138	—
Luxembourg	—	19,092,452	—
Mexico	—	10,277,824	—
Netherlands	—	21,159,148	—
New Zealand	—	2,493,900	—
Norway	—	4,999,427	—
Peru	—	2,076,751	—
Poland	—	2,997,503	—
Russia	—	19,995,160	—
Spain	—	10,419,215	—
Sweden	—	613,578	—
United Kingdom	—	67,259,470	—
Affiliated Mutual Fund	2,941,345	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(4,220,870)	—

Total	$2,941,345	$928,708,066	$1,398,467

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Ultra Short Bond Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date June 16, 2016

*	Print the name and title of each signing officer under his or her signature.